Annual Total Returns - FidelitySeriesGrowthCompanyFund-PRO - FidelitySeriesGrowthCompanyFund-PRO - Fidelity Series Growth Company Fund - Fidelity Series Growth Company Fund	Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	14.10%
Annual Return 2015	7.95%
Annual Return 2016	6.07%
Annual Return 2017	37.52%
Annual Return 2018	(3.76%)
Annual Return 2019	39.73%
Annual Return 2020	69.74%
Annual Return 2021	24.06%
Annual Return 2022	(32.15%)
Annual Return 2023	45.91%